Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value By Balance Sheet Grouping Text Block
	December 31, 2013
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$423,211	$423,211	$-	$-	$423,211
Money market investments	858,453	677,033	181,420	-	858,453
Trading account securities, excluding
derivatives[1]	339,660	-	326,509	13,151	339,660
Investment securities available-for-sale[1]	5,294,800	412	5,287,865	6,523	5,294,800
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	113,881	-	-	94,712	94,712
Collateralized mortgage
obligation-federal agency	115	-	-	122	122
Other	26,500	-	1,500	24,354	25,854
Total investment securities
held-to-maturity	$140,496	$-	$1,500	$119,188	$120,688
Other investment securities:
FHLB stock	$85,245	$-	$85,245	$-	$85,245
FRB stock	80,385	-	80,385	-	80,385
Trust preferred securities	14,197	-	13,197	1,000	14,197
Other investments	1,925	-	-	4,699	4,699
Total other investment securities	$181,752	$-	$178,827	$5,699	$184,526
Loans held-for-sale	$110,426	$-	$3,155	$109,405	$112,560
Loans not covered under loss sharing
agreement with the FDIC	21,073,403	-	-	19,070,337	19,070,337
Loans covered under loss sharing
agreements with the FDIC	2,882,335	-	-	3,404,128	3,404,128
FDIC loss share asset	948,608	-	-	837,131	837,131
Mortgage servicing rights	161,099	-	-	161,099	161,099
Derivatives	34,793	-	34,793	-	34,793
	December 31, 2013
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$18,399,793	$-	$18,399,793	$-	$18,399,793
Time deposits	8,311,352	-	8,367,410	-	8,367,410
Total deposits	$26,711,145	$-	$26,767,203	$-	$26,767,203
Assets sold under agreements to
repurchase:
Securities sold under agreements
to repurchase	$1,021,102	$-	$1,025,628	$-	$1,025,628
Structured repurchase agreements	638,190	-	694,422	-	694,422
Total assets sold under agreements to
repurchase	$1,659,292	$-	$1,720,050	$-	$1,720,050
Other short-term borrowings[2]	$401,200	$-	$401,200	$-	$401,200
Notes payable:
FHLB advances	589,229	-	604,976	-	604,976
Medium-term notes	689	-	-	716	716
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,800	-	348,222	-	348,222
Junior subordinated deferrable
interest debentures (Troubled
Asset Relief Program)	531,540	-	-	1,006,638	1,006,638
Others	23,496	-	-	23,496	23,496
Total notes payable	$1,584,754	$-	$953,198	$1,030,850	$1,984,048
Derivatives	$32,378	$-	$32,378	$-	$32,378
Contingent consideration	$128,299	$-	$-	$128,299	$128,299

(In thousands)	Notional amount	Level 1	Level 2	Level 3	Fair value
Commitments to extend credit	$7,490,927	$-	$-	$2,571	$2,571
Letters of credit	82,007	-	-	901	901

	December 31, 2012
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$439,363	$439,363	$-	$-	$439,363
Money market investments	1,085,580	839,007	246,573	-	1,085,580
Trading account securities, excluding
derivatives[1]	314,515	-	297,959	16,556	314,515
Investment securities available-for-sale[1]	5,084,201	3,827	5,073,304	7,070	5,084,201
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	116,177	-	-	117,558	117,558
Collateralized mortgage
obligation-federal agency	140	-	-	144	144
Other	26,500	-	1,500	25,031	26,531
Total investment securities
held-to-maturity	$142,817	$-	$1,500	$142,733	$144,233
Other investment securities:
FHLB stock	$89,451	$-	$89,451	$-	$89,451
FRB stock	79,878	-	79,878	-	79,878
Trust preferred securities	14,197	-	13,197	1,000	14,197
Other investments	1,917	-	-	3,975	3,975
Total other investment securities	$185,443	$-	$182,526	$4,975	$187,501
Loans held-for-sale	$354,468	$-	$4,779	$376,582	$381,361
Loans not covered under loss sharing
agreement with the FDIC	20,361,491	-	-	17,424,038	17,424,038
Loans covered under loss sharing
agreements with the FDIC	3,647,066	-	-	3,925,440	3,925,440
FDIC loss share asset	1,399,098	-	-	1,241,579	1,241,579
Mortgage servicing rights	154,430	-	-	154,430	154,430
Derivatives	41,935	-	41,935	-	41,935

	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$18,089,904	$-	$18,089,904	$-	$18,089,904
Time deposits	8,910,709	-	8,994,363	-	8,994,363
Total deposits	$27,000,613	$-	$27,084,267	$-	$27,084,267
Assets sold under agreements to
repurchase:
Securities sold under agreements
to repurchase	$1,378,562	$-	$1,385,237	$-	$1,385,237
Structured repurchase agreements	638,190	-	720,620	-	720,620
Total assets sold under agreements to
repurchase	$2,016,752	$-	$2,105,857	$-	$2,105,857
Other short-term borrowings[2]	$636,200	$-	$636,200	$-	$636,200
Notes payable:
FHLB advances	577,490	-	608,313	-	608,313
Medium-term notes	236,753	-	243,351	3,843	247,194
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,800	-	363,659	-	363,659
Junior subordinated deferrable
interest debentures (Troubled
Asset Relief Program)	499,470	-	-	824,458	824,458
Others	24,208	-	-	24,208	24,208
Total notes payable	$1,777,721	$-	$1,215,323	$852,509	$2,067,832
Derivatives	$42,585	$-	$42,585	$-	$42,585
Contingent consideration	$112,002	$-	$-	$112,002	$112,002

(In thousands)	Notional amount	Level 1	Level 2	Level 3	Fair value
Commitments to extend credit	$6,774,990	$-	$-	$2,858	$2,858
Letters of credit	148,153	-	-	1,544	1,544